SCHEDULE OF WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares	27,059,174	2,987,474	3,470,785	567,210
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares	35,461
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares	2,508,553	1,920,579	2,430,900	270,100
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares	22,931,826	1,066,895	1,039,885	297,110
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares	1,583,334